Offerings - Offering: 1	Jun. 27, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered	2,500,000
Proposed Maximum Offering Price per Unit	45.695
Maximum Aggregate Offering Price	$ 114,237,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 17,489.76
Offering Note
(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s common stock, par value $0.01 per share (“Common Stock”), that may become issuable under the terms of the Amended and Restated 2019 Long Term Incentive Plan (the “Restated 2019 LTIP”) by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.
(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock on the Nasdaq Global Select Market on June 23, 2025.
(3) Represents shares available for issuance under the Restated 2019 LTIP. For more information, see the “Explanatory Note” to this registration statement on Form S-8.
(4) The Registrant does not have any fee offsets to claim.